Financial Instruments and Risk Management - Credit Risk (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Current trade receivables	$ 107,477	$ 173,762
Financial assets neither past due nor impaired | Current (less than 30 days)
Disclosure of financial assets [line items]
Current trade receivables	104,210	169,500
Financial assets neither past due nor impaired | 31-60 days
Disclosure of financial assets [line items]
Current trade receivables	1,493	1,199
Financial assets neither past due nor impaired | 61-90 days
Disclosure of financial assets [line items]
Current trade receivables	220	342
Financial assets past due but not impaired | Past due (more than 90 days)
Disclosure of financial assets [line items]
Current trade receivables	$ 1,554	2,721
Trade receivable, purchasers of petroleum and natural gas
Disclosure of financial assets [line items]
Trade receivable typical collection period	25 days
Trade receivable, accrued petroleum and natural gas sales
Disclosure of financial assets [line items]
Included in accounts receivable	$ 81,300	138,000
Trade receivables
Disclosure of financial assets [line items]
Allowance for doubtful accounts	$ 2,000	$ 1,600
Minimum | Trade receivable, joint interest receivable
Disclosure of financial assets [line items]
Trade receivable typical collection period	1 month
Maximum | Trade receivable, joint interest receivable
Disclosure of financial assets [line items]
Trade receivable typical collection period	3 months